Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2015
Commissions and fees
in	2015	2014	2013
Commissions and fees (CHF million)
Lending business	1,578	1,752	1,814
Investment and portfolio management	3,436	3,734	3,944
Other securities business	65	94	106
Fiduciary business	3,501	3,828	4,050
Underwriting	1,644	1,878	1,647
Brokerage	3,648	3,696	3,933
Underwriting and brokerage	5,292	5,574	5,580
Other services	1,673	1,897	1,782
Commissions and fees	12,044	13,051	13,226

Bank
Commissions and fees
in	2015	2014	2013
Commissions and fees (CHF million)
Lending business	1,532	1,711	1,774
Investment and portfolio management	3,319	3,630	3,854
Other securities business	66	94	101
Fiduciary business	3,385	3,724	3,955
Underwriting	1,659	1,911	1,681
Brokerage	3,616	3,669	3,901
Underwriting and brokerage	5,275	5,580	5,582
Other services	1,654	1,872	1,746
Commissions and fees	11,846	12,887	13,057